Securities (Summary of Securities Maturity Schedule) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	$ 535,694	$ 512,297
Trading securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	155,137	137,786
Trading securities [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	43,957	46,575
Trading securities [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	8,767	10,242
Trading securities [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	4,537	6,398
Trading securities [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	23,784	18,861
Trading securities [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	6,101	9,722
Trading securities [member] | Government And Government Related Securities [Member] | Residential Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	552	1,040
Trading securities [member] | Government And Government Related Securities [Member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	216	312
Trading securities [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	23,270	22,482
Trading securities [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	6,762	6,623
Trading securities [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	16,508	15,859
Trading securities [member] | Equity Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	87,909	68,728
Trading securities [member] | Equity Securities [Member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	87,790	68,670
Trading securities [member] | Equity Securities [Member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	119	58
Trading securities [member] | Retained Interest 1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1	1
Non trading financial assets at fair value through profit or loss [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	7,051	2,812
Non trading financial assets at fair value through profit or loss [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	333	271
Non trading financial assets at fair value through profit or loss [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	333	271
Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	5,346	1,376
Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member] | Asset backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	4,250	414
Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	979	912
Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	117	50
Non trading financial assets at fair value through profit or loss [member] | Equity Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,372	1,165
Non trading financial assets at fair value through profit or loss [member] | Equity Securities [Member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,314	1,105
Non trading financial assets at fair value through profit or loss [member] | Equity Securities [Member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	58	60
Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	6,986	6,417
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3,473	3,056
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	191	294
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,751	2,443
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	18	9
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	513	310
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3,513	3,361
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,677	2,395
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	836	966
Securities at fair value through other comprehensive income [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	126,081	93,667
Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	101,234	78,422
Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	15,891	18,139
Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	21,080	21,270
Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	54,492	35,197
Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	7,875	1,679
Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Mortgage Backed Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,896	2,137
Securities at fair value through other comprehensive income [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	21,800	10,830
Securities at fair value through other comprehensive income [member] | Other Debt Securities1 [Member] | Asset backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	8,709	1,384
Securities at fair value through other comprehensive income [member] | Other Debt Securities1 [Member] | Corporate and other debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	13,091	9,446
Securities at fair value through other comprehensive income [member] | Equity Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3,047	4,415
Securities at fair value through other comprehensive income [member] | Equity Securities [Member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,536	3,914
Securities at fair value through other comprehensive income [member] | Equity Securities [Member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	511	501
Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	240,439	271,615
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	182,488	205,098
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	37,918	22,991
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	18,836	18,614
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	94,527	124,099
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	31,207	39,394
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	57,951	66,517
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Asset backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	27,047	29,708
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Non-agency collateralized mortgage obligation portfolio [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	13,274	15,362
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,564	4,722
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	15,066	$ 16,725
Within 1 year [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	66,244
Within 1 year [member] | Trading securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	19,609
Within 1 year [member] | Trading securities [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	14,217
Within 1 year [member] | Trading securities [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,508
Within 1 year [member] | Trading securities [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,184
Within 1 year [member] | Trading securities [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	5,689
Within 1 year [member] | Trading securities [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	4,575
Within 1 year [member] | Trading securities [member] | Government And Government Related Securities [Member] | Residential Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	250
Within 1 year [member] | Trading securities [member] | Government And Government Related Securities [Member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	11
Within 1 year [member] | Trading securities [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	5,392
Within 1 year [member] | Trading securities [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	598
Within 1 year [member] | Trading securities [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	4,794
Within 1 year [member] | Trading securities [member] | Equity Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Trading securities [member] | Equity Securities [Member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Trading securities [member] | Equity Securities [Member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Trading securities [member] | Retained Interest 1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	27
Within 1 year [member] | Non trading financial assets at fair value through profit or loss [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Non trading financial assets at fair value through profit or loss [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	27
Within 1 year [member] | Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member] | Asset backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	27
Within 1 year [member] | Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Non trading financial assets at fair value through profit or loss [member] | Equity Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Non trading financial assets at fair value through profit or loss [member] | Equity Securities [Member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Non trading financial assets at fair value through profit or loss [member] | Equity Securities [Member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,939
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,125
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	182
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	525
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	18
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	400
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	814
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	742
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	72
Within 1 year [member] | Securities at fair value through other comprehensive income [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	19,237
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	15,642
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,878
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,050
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	12,005
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	273
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Mortgage Backed Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	436
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3,595
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Other Debt Securities1 [Member] | Asset backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	914
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Other Debt Securities1 [Member] | Corporate and other debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,681
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Equity Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Equity Securities [Member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Equity Securities [Member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	25,432
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	23,129
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	12,267
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	934
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,922
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	8,006
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,303
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Asset backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	10
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Non-agency collateralized mortgage obligation portfolio [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	105
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,188
One to three year [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	94,310
One to three year [member] | Trading securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	14,801
One to three year [member] | Trading securities [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	5,546
One to three year [member] | Trading securities [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	917
One to three year [member] | Trading securities [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	251
One to three year [member] | Trading securities [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3,383
One to three year [member] | Trading securities [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	652
One to three year [member] | Trading securities [member] | Government And Government Related Securities [Member] | Residential Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	248
One to three year [member] | Trading securities [member] | Government And Government Related Securities [Member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	95
One to three year [member] | Trading securities [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	9,254
One to three year [member] | Trading securities [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,653
One to three year [member] | Trading securities [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	6,601
One to three year [member] | Trading securities [member] | Equity Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One to three year [member] | Trading securities [member] | Equity Securities [Member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One to three year [member] | Trading securities [member] | Equity Securities [Member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One to three year [member] | Trading securities [member] | Retained Interest 1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1
One to three year [member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,383
One to three year [member] | Non trading financial assets at fair value through profit or loss [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One to three year [member] | Non trading financial assets at fair value through profit or loss [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One to three year [member] | Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,383
One to three year [member] | Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member] | Asset backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,261
One to three year [member] | Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	122
One to three year [member] | Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One to three year [member] | Non trading financial assets at fair value through profit or loss [member] | Equity Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One to three year [member] | Non trading financial assets at fair value through profit or loss [member] | Equity Securities [Member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One to three year [member] | Non trading financial assets at fair value through profit or loss [member] | Equity Securities [Member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One to three year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,526
One to three year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	471
One to three year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	5
One to three year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	376
One to three year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One to three year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	90
One to three year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,055
One to three year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,484
One to three year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	571
One to three year [member] | Securities at fair value through other comprehensive income [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	12,999
One to three year [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	9,445
One to three year [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,619
One to three year [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3,253
One to three year [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,501
One to three year [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,612
One to three year [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Mortgage Backed Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,460
One to three year [member] | Securities at fair value through other comprehensive income [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3,554
One to three year [member] | Securities at fair value through other comprehensive income [member] | Other Debt Securities1 [Member] | Asset backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	274
One to three year [member] | Securities at fair value through other comprehensive income [member] | Other Debt Securities1 [Member] | Corporate and other debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3,280
One to three year [member] | Securities at fair value through other comprehensive income [member] | Equity Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One to three year [member] | Securities at fair value through other comprehensive income [member] | Equity Securities [Member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One to three year [member] | Securities at fair value through other comprehensive income [member] | Equity Securities [Member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One to three year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	61,601
One to three year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	52,635
One to three year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	12,206
One to three year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3,370
One to three year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	23,631
One to three year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	13,428
One to three year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	8,966
One to three year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Asset backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,140
One to three year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Non-agency collateralized mortgage obligation portfolio [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One to three year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,051
One to three year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	6,775
Three to five year [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	88,109
Three to five year [member] | Trading securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	8,669
Three to five year [member] | Trading securities [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	4,020
Three to five year [member] | Trading securities [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,012
Three to five year [member] | Trading securities [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	457
Three to five year [member] | Trading securities [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,943
Three to five year [member] | Trading securities [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	456
Three to five year [member] | Trading securities [member] | Government And Government Related Securities [Member] | Residential Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	51
Three to five year [member] | Trading securities [member] | Government And Government Related Securities [Member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	101
Three to five year [member] | Trading securities [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	4,649
Three to five year [member] | Trading securities [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,406
Three to five year [member] | Trading securities [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3,243
Three to five year [member] | Trading securities [member] | Equity Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three to five year [member] | Trading securities [member] | Equity Securities [Member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three to five year [member] | Trading securities [member] | Equity Securities [Member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three to five year [member] | Trading securities [member] | Retained Interest 1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three to five year [member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	888
Three to five year [member] | Non trading financial assets at fair value through profit or loss [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three to five year [member] | Non trading financial assets at fair value through profit or loss [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three to five year [member] | Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	888
Three to five year [member] | Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member] | Asset backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	778
Three to five year [member] | Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	110
Three to five year [member] | Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three to five year [member] | Non trading financial assets at fair value through profit or loss [member] | Equity Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three to five year [member] | Non trading financial assets at fair value through profit or loss [member] | Equity Securities [Member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three to five year [member] | Non trading financial assets at fair value through profit or loss [member] | Equity Securities [Member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three to five year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,585
Three to five year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,078
Three to five year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three to five year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,055
Three to five year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three to five year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	23
Three to five year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	507
Three to five year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	352
Three to five year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	155
Three to five year [member] | Securities at fair value through other comprehensive income [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	38,661
Three to five year [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	33,517
Three to five year [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	5,108
Three to five year [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	5,973
Three to five year [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	16,504
Three to five year [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	5,932
Three to five year [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Mortgage Backed Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three to five year [member] | Securities at fair value through other comprehensive income [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	5,144
Three to five year [member] | Securities at fair value through other comprehensive income [member] | Other Debt Securities1 [Member] | Asset backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,932
Three to five year [member] | Securities at fair value through other comprehensive income [member] | Other Debt Securities1 [Member] | Corporate and other debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,212
Three to five year [member] | Securities at fair value through other comprehensive income [member] | Equity Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three to five year [member] | Securities at fair value through other comprehensive income [member] | Equity Securities [Member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three to five year [member] | Securities at fair value through other comprehensive income [member] | Equity Securities [Member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three to five year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	38,306
Three to five year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	28,538
Three to five year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,784
Three to five year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	7,811
Three to five year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	11,061
Three to five year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	6,882
Three to five year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	9,768
Three to five year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Asset backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	4,509
Three to five year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Non-agency collateralized mortgage obligation portfolio [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three to five year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	867
Three to five year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	4,392
Five to ten years [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	104,397
Five to ten years [member] | Trading securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	9,421
Five to ten years [member] | Trading securities [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	6,491
Five to ten years [member] | Trading securities [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,723
Five to ten years [member] | Trading securities [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	972
Five to ten years [member] | Trading securities [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,466
Five to ten years [member] | Trading securities [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	318
Five to ten years [member] | Trading securities [member] | Government And Government Related Securities [Member] | Residential Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3
Five to ten years [member] | Trading securities [member] | Government And Government Related Securities [Member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	9
Five to ten years [member] | Trading securities [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,930
Five to ten years [member] | Trading securities [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,474
Five to ten years [member] | Trading securities [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,456
Five to ten years [member] | Trading securities [member] | Equity Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five to ten years [member] | Trading securities [member] | Equity Securities [Member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five to ten years [member] | Trading securities [member] | Equity Securities [Member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five to ten years [member] | Trading securities [member] | Retained Interest 1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five to ten years [member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	538
Five to ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five to ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five to ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	538
Five to ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member] | Asset backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	507
Five to ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	31
Five to ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five to ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Equity Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five to ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Equity Securities [Member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five to ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Equity Securities [Member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five to ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	868
Five to ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	739
Five to ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2
Five to ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	737
Five to ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five to ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five to ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	129
Five to ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	91
Five to ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	38
Five to ten years [member] | Securities at fair value through other comprehensive income [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	42,511
Five to ten years [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	39,253
Five to ten years [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	7,175
Five to ten years [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	10,372
Five to ten years [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	21,648
Five to ten years [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	58
Five to ten years [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Mortgage Backed Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five to ten years [member] | Securities at fair value through other comprehensive income [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3,258
Five to ten years [member] | Securities at fair value through other comprehensive income [member] | Other Debt Securities1 [Member] | Asset backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,615
Five to ten years [member] | Securities at fair value through other comprehensive income [member] | Other Debt Securities1 [Member] | Corporate and other debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,643
Five to ten years [member] | Securities at fair value through other comprehensive income [member] | Equity Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five to ten years [member] | Securities at fair value through other comprehensive income [member] | Equity Securities [Member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five to ten years [member] | Securities at fair value through other comprehensive income [member] | Equity Securities [Member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five to ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	51,059
Five to ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	42,835
Five to ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	9,368
Five to ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	6,395
Five to ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	24,181
Five to ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,891
Five to ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	8,224
Five to ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Asset backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	5,981
Five to ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Non-agency collateralized mortgage obligation portfolio [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five to ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	532
Five to ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,711
Later than ten years [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	89,363
Later than ten years [member] | Trading securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	14,607
Later than ten years [member] | Trading securities [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	13,683
Later than ten years [member] | Trading securities [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,607
Later than ten years [member] | Trading securities [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,673
Later than ten years [member] | Trading securities [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	10,303
Later than ten years [member] | Trading securities [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	100
Later than ten years [member] | Trading securities [member] | Government And Government Related Securities [Member] | Residential Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Trading securities [member] | Government And Government Related Securities [Member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Trading securities [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	924
Later than ten years [member] | Trading securities [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	631
Later than ten years [member] | Trading securities [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	293
Later than ten years [member] | Trading securities [member] | Equity Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Trading securities [member] | Equity Securities [Member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Trading securities [member] | Equity Securities [Member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Trading securities [member] | Retained Interest 1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,037
Later than ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	333
Later than ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	333
Later than ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	704
Later than ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member] | Asset backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	704
Later than ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Equity Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Equity Securities [Member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Equity Securities [Member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	52
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	52
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	51
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Securities at fair value through other comprehensive income [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	9,626
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3,377
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	111
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	432
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,834
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Mortgage Backed Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	6,249
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Other Debt Securities1 [Member] | Asset backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,974
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Other Debt Securities1 [Member] | Corporate and other debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3,275
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Equity Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Equity Securities [Member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Equity Securities [Member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	64,041
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	35,351
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,293
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	326
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	33,732
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	28,690
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Asset backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	15,407
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Non-agency collateralized mortgage obligation portfolio [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	13,274
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	9
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	93,271
With no specific maturity [member] | Trading securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	88,030
With no specific maturity [member] | Trading securities [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Trading securities [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Trading securities [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Trading securities [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Trading securities [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Trading securities [member] | Government And Government Related Securities [Member] | Residential Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Trading securities [member] | Government And Government Related Securities [Member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Trading securities [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	121
With no specific maturity [member] | Trading securities [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Trading securities [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	121
With no specific maturity [member] | Trading securities [member] | Equity Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	87,909
With no specific maturity [member] | Trading securities [member] | Equity Securities [Member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	87,790
With no specific maturity [member] | Trading securities [member] | Equity Securities [Member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	119
With no specific maturity [member] | Trading securities [member] | Retained Interest 1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,178
With no specific maturity [member] | Non trading financial assets at fair value through profit or loss [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Non trading financial assets at fair value through profit or loss [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	806
With no specific maturity [member] | Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member] | Asset backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	689
With no specific maturity [member] | Non trading financial assets at fair value through profit or loss [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	117
With no specific maturity [member] | Non trading financial assets at fair value through profit or loss [member] | Equity Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,372
With no specific maturity [member] | Non trading financial assets at fair value through profit or loss [member] | Equity Securities [Member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,314
With no specific maturity [member] | Non trading financial assets at fair value through profit or loss [member] | Equity Securities [Member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	58
With no specific maturity [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	16
With no specific maturity [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	8
With no specific maturity [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1
With no specific maturity [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	7
With no specific maturity [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	8
With no specific maturity [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	8
With no specific maturity [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Securities at fair value through other comprehensive income [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3,047
With no specific maturity [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Securities at fair value through other comprehensive income [member] | Government And Government Related Securities [Member] | Mortgage Backed Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Securities at fair value through other comprehensive income [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Securities at fair value through other comprehensive income [member] | Other Debt Securities1 [Member] | Asset backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Securities at fair value through other comprehensive income [member] | Other Debt Securities1 [Member] | Corporate and other debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Securities at fair value through other comprehensive income [member] | Equity Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3,047
With no specific maturity [member] | Securities at fair value through other comprehensive income [member] | Equity Securities [Member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,536
With no specific maturity [member] | Securities at fair value through other comprehensive income [member] | Equity Securities [Member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	511
With no specific maturity [member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | Canadian Government Provincial Debt [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government And Government Related Securities [Member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Asset backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Non-agency collateralized mortgage obligation portfolio [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With no specific maturity [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other Debt Securities1 [Member] | Other issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	$ 0